EARNINGS PER SHARE (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator for EPS:
Net loss	$ 1,562	$ 3,562	$ 5,329
Denominator for EPS:
Weighted average shares outstanding - basic	8,911,546	8,874,696	8,874,696
Dilutive shares	0	0	0
Weighted average shares outstanding - diluted	8,911,546	8,874,696	8,874,696
Earnings Per Share, Basic [Abstract]
Basic and diluted	$ (0.175)	$ (0.4)	$ (0.6)
Anti-dilutive options excluded from calculation of diluted income (loss) per share	675,000	720,000	621,460